UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2012*

*	MFS High Yield Pooled Portfolio, a series of the Registrant, had not commenced investment operations as of October 31, 2012.

ITEM 1.	SCHEDULE OF INVESTMENTS.

With respect to the MFS High Yield Pooled Portfolio, a series of the Registrant, please see the introductory footnote.

QUARTERLY REPORT

October 31, 2012

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 92.1%
Aerospace - 1.9%
Bombardier, Inc., 7.5%, 2018 (n)		$4,875,000	$5,575,741
Bombardier, Inc., 7.75%, 2020 (n)		1,570,000	1,834,938
CPI International, Inc., 8%, 2018		3,135,000	2,993,925
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,188,000	1,324,251
Huntington Ingalls Industries, Inc., 7.125%, 2021		$5,390,000	5,794,250
Kratos Defense & Security Solutions, Inc., 10%, 2017		4,230,000	4,568,400

			$22,091,505
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 8%, 2016		$1,155,000	$1,274,843
Hanesbrands, Inc., 6.375%, 2020		1,660,000	1,811,475
Jones Group, Inc., 6.875%, 2019		2,720,000	2,815,200
Levi Strauss & Co., 6.875%, 2022		520,000	540,150
Phillips-Van Heusen Corp., 7.375%, 2020		3,895,000	4,362,400

			$10,804,068
Asset-Backed & Securitized - 0.4%
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049		$2,948,120	$609,406
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,250,232	12,502
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.614%, 2050 (z)		641,614	12,832
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.814%, 2050 (z)		2,000,040	40,001
Falcon Franchise Loan LLC, FRN, 5.555%, 2025 (i)(z)		3,192,710	501,255
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,464,152	790,957
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,939,562	1,951,684
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.043%, 2051		2,285,000	505,006
LB Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)		5,670,824	85,187
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039 (i)(z)		7,088,870	134,689

			$4,643,519
Automotive - 3.6%
Accuride Corp., 9.5%, 2018		$4,960,000	$4,891,800
Allison Transmission, Inc., 7.125%, 2019 (n)		5,085,000	5,409,169
Continental Rubber of America Corp., 4.5%, 2019 (n)		815,000	832,523
Ford Motor Co., 7.45%, 2031		1,020,000	1,290,300
Ford Motor Credit Co. LLC, 8%, 2014		1,965,000	2,144,566
Ford Motor Credit Co. LLC, 12%, 2015		7,083,000	8,729,798
Ford Motor Credit Co. LLC, 8.125%, 2020		1,320,000	1,677,651
General Motors Financial Co., Inc., 4.75%, 2017 (n)		1,815,000	1,858,195
General Motors Financial Co., Inc., 6.75%, 2018		2,670,000	2,960,098
Goodyear Tire & Rubber Co., 8.25%, 2020		770,000	836,413
Goodyear Tire & Rubber Co., 7%, 2022		1,340,000	1,405,325
Jaguar Land Rover PLC, 7.75%, 2018 (n)		1,385,000	1,475,025
Jaguar Land Rover PLC, 8.125%, 2021 (n)		5,910,000	6,368,025
Lear Corp., 8.125%, 2020		1,737,000	1,930,241

			$41,809,129
Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018		$1,575,000	$1,708,875
AMC Networks, Inc., 7.75%, 2021		1,941,000	2,198,183
Clear Channel Communications, Inc., 9%, 2021		2,837,000	2,475,283
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020		2,425,000	2,309,813
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		170,000	160,225

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Hughes Network Systems LLC, 7.625%, 2021	$1,920,000	$2,136,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,946,963
Intelsat Bermuda Ltd., 11.25%, 2017	5,420,000	5,691,000
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	5,270,000	5,546,675
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	2,700,000	2,679,750
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	351,625
Liberty Media Corp., 8.5%, 2029	3,550,000	3,816,250
Liberty Media Corp., 8.25%, 2030	775,000	829,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,471,123	2,511,279
Newport Television LLC, 13%, 2017 (n)(p)	2,776,568	2,984,811
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,460,600
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (z)	490,000	491,225
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,705,550
Sinclair Broadcast Group, Inc., 8.375%, 2018	430,000	479,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,183,675
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,705,000	2,989,025
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,515,000	1,515,000
Starz LLC/Starz Finance Corp., 5%, 2019 (n)	1,255,000	1,283,238
Townsquare Radio LLC, 9%, 2019 (z)	1,305,000	1,409,400
Univision Communications, Inc., 6.875%, 2019 (n)	2,785,000	2,847,663
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,416,800
Univision Communications, Inc., 8.5%, 2021 (n)	2,090,000	2,100,450

		$60,228,058
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$1,620,000	$1,642,275
E*TRADE Financial Corp., 12.5%, 2017	5,430,000	6,149,475

		$7,791,750
Building - 2.3%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (z)	$510,000	$517,650
Building Materials Holding Corp., 6.875%, 2018 (n)	2,125,000	2,279,063
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,247,750
Building Materials Holding Corp., 6.75%, 2021 (n)	2,235,000	2,436,150
CEMEX Espana S.A., 9.25%, 2020	2,785,000	2,896,400
HD Supply, Inc., 8.125%, 2019 (n)	1,545,000	1,699,500
HD Supply, Inc., 11.5%, 2020 (z)	1,295,000	1,362,988
Masonite International Corp., 8.25%, 2021 (n)	3,060,000	3,243,600
Nortek, Inc., 8.5%, 2021	4,375,000	4,703,125
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	1,035,000	1,138,500
USG Corp., 6.3%, 2016	2,975,000	3,027,063
USG Corp., 7.875%, 2020 (n)	1,570,000	1,711,300

		$26,263,089
Business Services - 1.9%
Ceridian Corp., 12.25%, 2015 (p)	$1,870,000	$1,837,275
Ceridian Corp., 8.875%, 2019 (n)	725,000	768,500
Fidelity National Information Services, Inc., 7.625%, 2017	1,345,000	1,467,731
Fidelity National Information Services, Inc., 5%, 2022	2,295,000	2,340,900
iGATE Corp., 9%, 2016	4,863,000	5,312,828
Iron Mountain, Inc., 8.375%, 2021	3,635,000	4,016,675
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	2,850,000	2,778,750
Lender Processing Services, Inc., 5.75%, 2023	1,835,000	1,940,513
SunGard Data Systems, Inc., 10.25%, 2015	422,000	431,706

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
SunGard Data Systems, Inc., 7.375%, 2018		$1,255,000	$1,350,694

			$22,245,572
Cable TV - 3.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$675,000	$725,625
CCH II LLC, 13.5%, 2016		1,194,231	1,283,798
CCO Holdings LLC, 7.875%, 2018		2,885,000	3,115,800
CCO Holdings LLC, 8.125%, 2020		6,665,000	7,498,125
CCO Holdings LLC, 7.375%, 2020		1,305,000	1,461,600
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,786,900
DISH DBS Corp., 6.75%, 2021		2,410,000	2,684,138
EchoStar Corp., 7.125%, 2016		2,585,000	2,888,738
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	775,000	1,042,186
UPC Holding B.V., 9.875%, 2018 (n)		$2,170,000	2,435,825
UPCB Finance III Ltd., 6.625%, 2020 (n)		4,203,000	4,497,210
Virgin Media Finance PLC, 8.375%, 2019		1,295,000	1,489,250
Virgin Media Finance PLC, 4.875%, 2022		425,000	429,250
Virgin Media Finance PLC, 5.25%, 2022		3,190,000	3,333,550
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	3,165,117

			$37,837,112
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$2,955,000	$3,220,950
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		3,550,000	3,585,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		675,000	605,813
Huntsman International LLC, 8.625%, 2021		3,780,000	4,299,750
INEOS Finance PLC, 8.375%, 2019 (n)		3,075,000	3,228,750
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,765,000	2,668,225
LyondellBasell Industries N.V., 5%, 2019		1,450,000	1,569,625
LyondellBasell Industries N.V., 6%, 2021		3,230,000	3,734,688
Momentive Performance Materials, Inc., 12.5%, 2014		1,975,000	2,044,125
Momentive Performance Materials, Inc., 11.5%, 2016		1,343,000	872,950
Polypore International, Inc., 7.5%, 2017		1,560,000	1,684,800

			$27,515,176
Computer Software - 1.4%
Infor U.S., Inc., 11.5%, 2018		$3,430,000	$3,970,225
Infor U.S., Inc., 9.375%, 2019		960,000	1,060,800
Nuance Communications, Inc., 5.375%, 2020 (n)		2,635,000	2,687,700
Seagate HDD Cayman, 6.875%, 2020		2,055,000	2,142,338
Syniverse Holdings, Inc., 9.125%, 2019		3,805,000	4,052,325
TransUnion Holding Co., Inc., 9.625%, 2018		1,325,000	1,401,188
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		635,000	736,600

			$16,051,176
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)		$1,990,000	$2,134,275
CDW LLC/CDW Finance Corp., 12.535%, 2017		2,490,000	2,667,413
CDW LLC/CDW Finance Corp., 8.5%, 2019		3,795,000	4,051,163
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		2,930,000	3,223,000

			$12,075,851
Conglomerates - 1.1%
Amsted Industries, Inc., 8.125%, 2018 (n)		$5,470,000	$5,880,250
Dynacast International LLC, 9.25%, 2019		2,295,000	2,409,750

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Griffon Corp., 7.125%, 2018	$4,075,000	$4,299,125

		$12,589,125
Consumer Products - 0.9%
Easton-Bell Sports, Inc., 9.75%, 2016	$2,295,000	$2,472,885
Elizabeth Arden, Inc., 7.375%, 2021	2,781,000	3,104,291
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	265,000	287,525
Jarden Corp., 7.5%, 2020	3,195,000	3,498,525
Libbey Glass, Inc., 6.875%, 2020 (n)	1,035,000	1,102,275
Prestige Brands, Inc., 8.125%, 2020	300,000	337,125

		$10,802,626
Consumer Services - 0.6%
Service Corp. International, 6.75%, 2015	$930,000	$1,023,000
Service Corp. International, 7%, 2017	5,080,000	5,816,600
Service Corp. International, 7%, 2019	115,000	125,925

		$6,965,525
Containers - 2.0%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$2,530,000	$2,716,588
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,110,000	4,274,400
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	400,000	418,000
Ball Corp., 5%, 2022	1,624,000	1,713,320
Greif, Inc., 6.75%, 2017	3,415,000	3,765,038
Greif, Inc., 7.75%, 2019	795,000	912,263
Reynolds Group, 7.125%, 2019	2,925,000	3,115,125
Reynolds Group, 9.875%, 2019	1,030,000	1,078,925
Reynolds Group, 5.75%, 2020 (n)	1,760,000	1,777,600
Reynolds Group, 8.25%, 2021	3,295,000	3,237,338

		$23,008,597
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$3,256,000	$3,443,220
MOOG, Inc., 7.25%, 2018	2,560,000	2,713,600

		$6,156,820
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,890,000	$1,682,100
Avaya, Inc., 7%, 2019 (n)	805,000	734,563

		$2,416,663
Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$5,045,000	$5,398,150
Nokia Corp., 5.375%, 2019	1,075,000	889,563
NXP B.V., 9.75%, 2018 (n)	280,000	326,900
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	3,977,350

		$10,591,963
Energy - Independent - 8.3%
BreitBurn Energy Partners LP, 8.625%, 2020	$1,395,000	$1,510,088
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	3,450,000	3,570,750
Carrizo Oil & Gas, Inc., 8.625%, 2018	995,000	1,072,113
Chaparral Energy, Inc., 7.625%, 2022 (n)	1,600,000	1,692,000
Chesapeake Energy Corp., 6.875%, 2020	3,685,000	3,906,100
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,861,500

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Concho Resources, Inc., 6.5%, 2022	$4,690,000	$5,147,275
Continental Resources, Inc., 8.25%, 2019	3,180,000	3,585,450
Denbury Resources, Inc., 8.25%, 2020	4,860,000	5,503,950
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,980,000	5,614,950
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	7,350,000	8,121,750
EXCO Resources, Inc., 7.5%, 2018	2,700,000	2,538,000
Harvest Operations Corp., 6.875%, 2017	4,585,000	5,020,575
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,085,000	1,188,075
Laredo Petroleum, Inc., 9.5%, 2019	1,955,000	2,218,925
LINN Energy LLC, 6.5%, 2019	1,245,000	1,254,338
LINN Energy LLC, 8.625%, 2020	2,075,000	2,269,531
LINN Energy LLC, 7.75%, 2021	2,621,000	2,797,918
MEG Energy Corp., 6.5%, 2021 (n)	760,000	815,100
Newfield Exploration Co., 6.875%, 2020	4,375,000	4,735,938
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	3,397,000	2,963,883
Plains Exploration & Production Co., 8.625%, 2019	2,885,000	3,180,713
Plains Exploration & Production Co., 6.5%, 2020	1,200,000	1,200,000
Plains Exploration & Production Co., 6.75%, 2022	1,625,000	1,633,125
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,677,200
Range Resources Corp., 8%, 2019	2,910,000	3,215,550
Range Resources Corp., 5%, 2022	1,040,000	1,086,800
Samson Investment Co., 9.75%, 2020 (n)	1,815,000	1,914,825
SandRidge Energy, Inc., 8%, 2018 (n)	4,965,000	5,213,250
SM Energy Co., 6.5%, 2021	2,765,000	2,910,163
Whiting Petroleum Corp., 6.5%, 2018	2,035,000	2,195,256

		$95,615,091
Energy - Integrated - 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,245,000	$1,475,325

Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,330,000	$2,330,000

Entertainment - 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$1,860,000	$2,055,300
AMC Entertainment, Inc., 9.75%, 2020	2,880,000	3,232,800
Cedar Fair LP, 9.125%, 2018	1,875,000	2,121,094
Cinemark USA, Inc., 8.625%, 2019	3,230,000	3,577,225
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,161,000	1,291,613

		$12,278,032
Financial Institutions - 5.3%
Ally Financial, Inc., 5.5%, 2017	$7,195,000	$7,613,562
CIT Group, Inc., 5.25%, 2014 (n)	3,940,000	4,087,750
CIT Group, Inc., 5.25%, 2018	3,330,000	3,538,125
CIT Group, Inc., 6.625%, 2018 (n)	5,369,000	5,986,435
CIT Group, Inc., 5.5%, 2019 (n)	3,347,000	3,568,739
Credit Acceptance Corp., 9.125%, 2017	2,555,000	2,804,113
GMAC, Inc., 8%, 2031	540,000	642,600
Icahn Enterprises LP, 8%, 2018	2,897,000	3,114,275
Icahn Enterprises LP, 8%, 2018 (n)	509,000	547,175
International Lease Finance Corp., 4.875%, 2015	1,300,000	1,345,500
International Lease Finance Corp., 8.625%, 2015	1,345,000	1,514,470
International Lease Finance Corp., 7.125%, 2018 (n)	2,866,000	3,367,550
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	5,080,000	5,492,750

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		$1,130,000	$1,248,650
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		990,000	1,019,700
PHH Corp., 9.25%, 2016		3,695,000	4,267,725
PHH Corp., 7.375%, 2019		1,085,000	1,160,950
SLM Corp., 8.45%, 2018		2,065,000	2,454,108
SLM Corp., 8%, 2020		5,450,000	6,311,754
SLM Corp., 7.25%, 2022		645,000	711,113

			$60,797,044
Food & Beverages - 1.1%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,185,975
B&G Foods, Inc., 7.625%, 2018		4,250,000	4,579,375
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,628,550
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		750,000	774,375
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	838,500
TreeHouse Foods, Inc., 7.75%, 2018		2,455,000	2,688,225

			$12,695,000
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$2,770,000	$3,033,150
Georgia-Pacific Corp., 8%, 2024		263,000	369,243
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,033,200
Millar Western Forest Products Ltd., 8.5%, 2021		595,000	507,238
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,525,000	1,620,313
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,825,000	1,825,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,737,469
Tembec Industries, Inc., 11.25%, 2018		$1,615,000	1,707,863
Xerium Technologies, Inc., 8.875%, 2018		1,086,000	917,670

			$14,751,146
Gaming & Lodging - 3.8%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$2,715,000	$2,667,488
Choice Hotels International, Inc., 5.75%, 2022		520,000	569,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	2,063
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,487,700
Harrah’s Operating Co., Inc., 11.25%, 2017		4,985,000	5,396,263
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,725,000	1,906,125
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)		2,680,000	2,820,700
MGM Mirage, 10.375%, 2014		1,435,000	1,612,581
MGM Mirage, 6.625%, 2015		1,760,000	1,870,000
MGM Resorts International, 11.375%, 2018		3,485,000	4,094,875
MGM Resorts International, 9%, 2020		2,645,000	2,949,175
Penn National Gaming, Inc., 8.75%, 2019		4,595,000	5,134,913
Pinnacle Entertainment, Inc., 8.75%, 2020		1,435,000	1,567,738
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		525,000	567,000
Seven Seas Cruises S. DE R.L., 9.125%, 2019		3,660,000	3,801,825
Viking Cruises Ltd., 8.5%, 2022 (z)		1,985,000	2,049,513
Wyndham Worldwide Corp., 7.375%, 2020		1,670,000	2,002,744
Wynn Las Vegas LLC, 7.75%, 2020		2,830,000	3,176,675

			$43,676,778
Industrial - 1.4%
Altra Holdings, Inc., 8.125%, 2016		$1,720,000	$1,831,800
Dematic S.A., 8.75%, 2016 (z)		4,530,000	4,807,463
Hyva Global B.V., 8.625%, 2016 (n)		1,989,000	1,854,743

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - continued
Mirror PIK S.A., 9%, 2016 (p)(z)	$1,390,000	$1,393,475
Mueller Water Products, Inc., 8.75%, 2020	2,196,000	2,519,910
Rexel S.A., 6.125%, 2019 (n)	2,040,000	2,091,000
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	1,525,000	1,620,313

		$16,118,704
Insurance - 1.4%
American International Group, Inc., 8.25%, 2018	$2,765,000	$3,591,865
American International Group, Inc., 8.175% to 2038, FRN to 2068	8,260,000	10,304,350
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	1,300,000	1,807,000

		$15,703,215
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$1,620,000	$1,891,350

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,430,000	$5,110,700
XL Group PLC, 6.5% to 2017, FRN to 2049	3,990,000	3,700,725

		$8,811,425
Machinery & Tools - 1.9%
Ashtead Capital, Inc., 6.5%, 2022 (n)	$810,000	$854,550
Case Corp., 7.25%, 2016	2,140,000	2,396,800
Case New Holland, Inc., 7.875%, 2017	5,625,000	6,609,375
CNH Capital LLC, 3.875%, 2015 (z)	650,000	666,250
CNH Capital LLC, 6.25%, 2016 (n)	785,000	847,800
H&E Equipment Services LLC, 7%, 2022 (n)	1,295,000	1,346,800
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	2,160,000	2,278,800
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,215,550
UR Financing Escrow Corp., 5.75%, 2018 (n)	1,420,000	1,526,500
UR Financing Escrow Corp., 7.625%, 2022 (n)	1,412,000	1,546,140

		$21,288,565
Major Banks - 0.8%
Bank of America Corp., 5.65%, 2018	$2,900,000	$3,376,316
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	1,243,275
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,605,000	4,535,925

		$9,155,516
Medical & Health Technology & Services - 5.1%
Biomet, Inc., 6.5%, 2020 (n)	$2,760,000	$2,849,700
Davita, Inc., 6.375%, 2018	5,225,000	5,577,688
Davita, Inc., 6.625%, 2020	2,730,000	2,914,275
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,914,650
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	2,410,000	2,536,525
HCA, Inc., 8.5%, 2019	8,245,000	9,265,319
HCA, Inc., 7.5%, 2022	4,995,000	5,581,913
HCA, Inc., 5.875%, 2022	2,180,000	2,338,050
HealthSouth Corp., 8.125%, 2020	4,915,000	5,418,788
Hologic, Inc., 6.25%, 2020 (n)	515,000	545,900
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	3,945,000	3,629,400
Physio-Control International, Inc., 9.875%, 2019 (n)	1,860,000	2,036,700
Select Medical Corp., 7.625%, 2015	449,000	453,490
Teleflex, Inc., 6.875%, 2019	2,645,000	2,843,375
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	2,035,138

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Truven Health Analytics, Inc., 10.625%, 2020 (z)	$1,350,000	$1,447,875
Universal Health Services, Inc., 7%, 2018	2,130,000	2,289,750
Universal Hospital Services, Inc., 7.625%, 2020 (n)	2,615,000	2,713,063
Universal Hospital Services, Inc., FRN, 4.111%, 2015	1,015,000	1,001,044
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,900

		$58,397,543
Metals & Mining - 1.8%
Arch Coal, Inc., 7.25%, 2020	$2,300,000	$2,035,500
Cloud Peak Energy, Inc., 8.25%, 2017	5,780,000	6,256,850
Cloud Peak Energy, Inc., 8.5%, 2019	380,000	418,950
Consol Energy, Inc., 8%, 2017	1,985,000	2,099,138
Consol Energy, Inc., 8.25%, 2020	2,055,000	2,178,300
First Quantum Minerals Ltd., 7.25%, 2019 (z)	1,783,000	1,818,660
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,310,000	2,310,000
Peabody Energy Corp., 6%, 2018	2,295,000	2,381,063
Peabody Energy Corp., 6.25%, 2021	1,295,000	1,337,088

		$20,835,549
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$2,385,000	$2,563,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,735,000	1,674,275

		$4,238,150
Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$4,520,000	$4,836,400
Crosstex Energy, Inc., 8.875%, 2018	5,455,000	5,850,488
El Paso Corp., 7%, 2017	3,790,000	4,330,211
El Paso Corp., 7.75%, 2032	4,425,000	5,280,773
Energy Transfer Equity LP, 7.5%, 2020	3,590,000	4,083,625
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,961,940
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,196,198
MarkWest Energy Partners LP, 5.5%, 2023	2,150,000	2,257,500
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	1,448,000	1,379,220

		$31,176,355
Network & Telecom - 1.6%
Centurylink, Inc., 7.65%, 2042	$2,265,000	$2,317,294
Cincinnati Bell, Inc., 8.25%, 2017	850,000	909,500
Citizens Communications Co., 9%, 2031	1,795,000	1,916,163
Eileme 2 AB, 11.625%, 2020 (n)	2,149,000	2,414,939
Frontier Communications Corp., 8.125%, 2018	1,445,000	1,636,463
Qwest Communications International, Inc., 7.125%, 2018 (n)	3,990,000	4,214,517
TW Telecom Holdings, Inc., 5.375%, 2022 (n)	1,280,000	1,315,200
Windstream Corp., 8.125%, 2018	570,000	617,025
Windstream Corp., 7.75%, 2020	3,135,000	3,377,963

		$18,719,064
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 2022	$1,295,000	$1,354,894
Chesapeake Energy Corp., 6.625%, 2019 (n)	1,035,000	985,838
Dresser-Rand Group, Inc., 6.5%, 2021	1,300,000	1,365,000
Edgen Murray Corp., 8.75%, 2020 (z)	2,620,000	2,600,350
Pioneer Energy Services Corp., 9.875%, 2018	2,770,000	2,998,525
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (z)	2,020,000	2,014,950

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - continued
Unit Corp., 6.625%, 2021 (n)		$1,445,000	$1,473,900
Unit Corp., 6.625%, 2021		1,920,000	1,958,400

			$14,751,857
Other Banks & Diversified Financials - 1.7%
Capital One Financial Corp., 10.25%, 2039		$4,860,000	$5,005,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,865,000	3,275,211
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		3,270,000	3,359,925
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,151,000	6,781,478
UBS AG, 7.625%, 2022		1,460,000	1,574,474

			$19,996,888
Pharmaceuticals - 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$2,011,009
Endo Health Solutions, Inc., 7%, 2019		$1,990,000	2,149,200
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		3,100,000	3,336,375
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		1,800,000	1,948,500

			$9,445,084
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018		$2,300,000	$2,305,750
Rough Rider Escrow, Inc., 9.875%, 2018 (z)		765,000	768,825

			$3,074,575
Precious Metals & Minerals - 0.2%
IAMGOLD Corp., 6.75%, 2020 (n)		$2,272,000	$2,266,320

Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$272,166
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,105,000
Nielsen Finance LLC, 4.5%, 2020 (n)		1,520,000	1,512,400

			$4,889,566
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$1,295,000	$1,447,163

Real Estate - 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,680,000	$1,869,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		1,300,000	1,231,750
Entertainment Properties Trust, REIT, 7.75%, 2020		3,050,000	3,540,644
Entertainment Properties Trust, REIT, 5.75%, 2022		815,000	854,171
Kennedy Wilson, Inc., 8.75%, 2019		1,220,000	1,299,300
MPT Operating Partnership LP, REIT, 6.875%, 2021		2,435,000	2,629,800
MPT Operating Partnership LP, REIT, 6.375%, 2022		2,500,000	2,606,250

			$14,030,915
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)		$1,565,000	$1,713,675
Burlington Coat Factory Warehouse Corp., 10%, 2019		2,850,000	3,145,688
J. Crew Group, Inc., 8.125%, 2019		2,355,000	2,446,256
Limited Brands, Inc., 6.9%, 2017		1,960,000	2,251,550
Limited Brands, Inc., 7%, 2020		1,520,000	1,734,700
Limited Brands, Inc., 6.95%, 2033		1,080,000	1,092,150
Pantry, Inc., 8.375%, 2020 (n)		1,285,000	1,336,400
QVC, Inc., 7.375%, 2020 (n)		1,995,000	2,210,931

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Rite Aid Corp., 9.25%, 2020	$2,085,000	$2,131,913
Sally Beauty Holdings, Inc., 6.875%, 2019	1,285,000	1,424,744
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,466,000	1,574,118
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	5,044,031
Yankee Acquisition Corp., 8.5%, 2015	21,000	21,184
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,260,000	1,302,525

		$27,429,865
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$1,115,000	$1,223,713

Specialty Stores - 0.5%
Gymboree Corp., 9.125%, 2018	$1,305,000	$1,228,331
Michaels Stores, Inc., 11.375%, 2016	1,920,000	2,004,000
Michaels Stores, Inc., 7.75%, 2018	1,980,000	2,126,025

		$5,358,356
Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$579,000	$558,011

Telecommunications - Wireless - 4.0%
Clearwire Corp., 12%, 2015 (n)	$2,165,000	$2,305,725
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,157,300
Cricket Communications, Inc., 7.75%, 2020	2,670,000	2,753,438
Crown Castle International Corp., 9%, 2015	2,705,000	2,894,350
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,850,950
Crown Castle International Corp., 5.25%, 2023 (z)	960,000	993,600
Digicel Group Ltd., 12%, 2014 (n)	560,000	618,800
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,278,750
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,806,700
MetroPCS Wireless, Inc., 7.875%, 2018	2,455,000	2,688,225
Sprint Capital Corp., 6.875%, 2028	3,280,000	3,353,800
Sprint Nextel Corp., 6%, 2016	4,115,000	4,423,625
Sprint Nextel Corp., 8.375%, 2017	3,611,000	4,188,760
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,667,250
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,745,000	4,626,375
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	2,485,000	2,422,875

		$46,030,523
Telephone Services - 0.7%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,345,400
Level 3 Financing, Inc., 9.375%, 2019	3,840,000	4,281,600
Level 3 Financing, Inc., 7%, 2020 (n)	770,000	783,475
Level 3 Financing, Inc., 8.625%, 2020	1,315,000	1,433,350
Sable International Finance Ltd., 8.75%, 2020 (n)	555,000	632,700

		$8,476,525
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$2,457,000	$2,328,008

Transportation - Services - 2.9%
ACL I Corp., 10.625%, 2016 (p)	$3,174,052	$3,105,722
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,765,000	2,923,988
Avis Budget Car Rental LLC, 8.25%, 2019	1,980,000	2,160,675
Avis Budget Car Rental LLC, 9.75%, 2020	1,130,000	1,286,788

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
CEVA Group PLC, 8.375%, 2017 (n)	$4,780,000	$4,600,750
Commercial Barge Line Co., 12.5%, 2017	5,900,000	6,549,000
HDTFS, Inc., 5.875%, 2020 (z)	585,000	590,850
Navios Maritime Acquisition Corp., 8.625%, 2017	3,385,000	3,190,363
Navios Maritime Holdings, Inc., 8.875%, 2017	3,200,000	3,280,000
Swift Services Holdings, Inc., 10%, 2018	4,910,000	5,265,975

		$32,954,111
Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$4,225,000	$4,832,344
Atlantic Power Corp., 9%, 2018	1,750,000	1,876,875
Calpine Corp., 8%, 2016 (n)	2,690,000	2,871,575
Calpine Corp., 7.875%, 2020 (n)	3,662,000	4,009,890
Covanta Holding Corp., 7.25%, 2020	3,565,000	3,957,464
Covanta Holding Corp., 6.375%, 2022	850,000	925,033
DPL, Inc., 7.25%, 2021	2,085,000	2,350,838
Edison Mission Energy, 7%, 2017	2,600,000	1,254,500
EDP Finance B.V., 6%, 2018 (n)	4,590,000	4,688,685
Energy Future Holdings Corp., 10%, 2020	4,885,000	5,190,313
Energy Future Holdings Corp., 10%, 2020	7,280,000	7,953,400
Energy Future Holdings Corp., 11.75%, 2022 (n)	2,510,000	2,453,525
GenOn Energy, Inc., 9.875%, 2020	4,555,000	5,112,988
NRG Energy, Inc., 8.25%, 2020	3,950,000	4,354,875
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	961,675

		$52,793,980
Total Bonds		$1,058,896,636

Floating Rate Loans (g)(r) - 0.2%
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,315,949	$1,294,564

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$554,793	$577,851
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	369,862	382,807

		$960,658
Total Floating Rate Loans		$2,255,222

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$173,732

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	230	$759,000

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	76,223	$403,220
Total Common Stocks		$1,335,952

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	$47,090	$1,912,796

11

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)
Convertible Bonds - 0.4%
Network & Telecom - 0.4%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$4,345,000	$4,345,000

Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)			1,439	$1,386,656
GMAC Capital Trust I, 8.125%			90,100	2,355,214
Total Preferred Stocks				$3,741,870
	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	285	$940,500

Money Market Funds - 5.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)			62,976,622	$62,976,622
Total Investments				$1,136,404,598

Other Assets, Less Liabilities - 1.2%				13,533,969
Net Assets - 100.0%				$1,149,938,567

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $295,030,703 representing 25.7% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	$1,349,063	$1,386,656
American Media, Inc., 13.5%, 2018	12/28/10	301,415	272,166
Ardagh Packaging Finance PLC, 9.125%, 2020	7/19/12	416,299	418,000
Boise Cascade LLC/Finance Corp., 6.375%, 2020	10/17/12	510,000	517,650
CNH Capital LLC, 3.875%, 2015	10/16/12	650,000	666,250
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-8/25/12	1,210,070	12,502
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.614%, 2050	4/12/06-10/26/12	641,614	12,832
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.814%, 2050	4/12/06-10/26/12	2,000,040	40,001
Crown Castle International Corp., 5.25%, 2023	10/03/12	960,000	993,600
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	4,558,861	4,807,463
Edgen Murray Corp., 8.75%, 2020	10/05/12	2,601,337	2,600,350
Falcon Franchise Loan LLC, FRN, 5.555%, 2025	1/29/03	223,648	501,255
First Quantum Minerals Ltd., 7.25%, 2019	10/04/12	1,787,143	1,818,660

12

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	$1,884,286	$1,951,684
HD Supply, Inc., 11.5%, 2020	10/09/12-10/11/12	1,314,105	1,362,988
HDTFS, Inc., 5.875%, 2020	10/01/12	585,000	590,850
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	1,685,969	1,324,251
LBI Media, Inc., 8.5%, 2017	7/18/07	1,436,123	351,625
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/16/11	2,451,399	2,511,279
Mirror PIK S.A., 9%, 2016	10/16/12	1,390,000	1,393,475
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039	7/20/04	224,502	134,689
Nexstar Broadcasting Group, Inc., 6.875%, 2020	10/24/12	490,000	491,225
Rough Rider Escrow, Inc., 9.875%, 2018	10/26/12	766,913	768,825
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019	10/26/12	2,006,910	2,014,950
Townsquare Radio LLC, 9%, 2019	3/30/12	1,292,744	1,409,400
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	1,370,149	1,447,875
Viking Cruises Ltd., 8.5%, 2022	10/12/12-10/25/12	2,011,447	2,049,513
Total Restricted Securities			$31,850,014
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/12

Forward Foreign Currency Exchange Contracts at 10/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	3,951,282	1/11/13	$5,091,353	$5,125,241	$(33,888)
SELL	EUR	UBS AG	3,951,282	1/11/13	5,092,571	5,125,241	(32,670)

							$(66,558)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,441,742	$3,086,156	$403,220	$7,931,118
Corporate Bonds	—	883,183,389	—	883,183,389
Commercial Mortgage-Backed Securities	—	2,626,500	—	2,626,500
Asset-Backed Securities (including CDOs)	—	2,017,019	—	2,017,019
Foreign Bonds	—	175,414,728	—	175,414,728
Floating Rate Loans	—	2,255,222	—	2,255,222
Mutual Funds	62,976,622	—	—	62,976,622
Total Investments	$67,418,364	$1,068,583,014	$403,220	$1,136,404,598

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(66,558)	$—	$(66,558)

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$906,291
Change in unrealized appreciation (depreciation)	(503,071)
Balance as of 10/31/12	$403,220

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2012 is $(503,071).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,101,252,805
Gross unrealized appreciation	56,952,024
Gross unrealized depreciation	(21,800,231)
Net unrealized appreciation (depreciation)	$35,151,793

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,548,693	216,238,502	(200,810,573)	62,976,622

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,880	$62,976,622

15

QUARTERLY REPORT

October 31, 2012

MFS® HIGH YIELD OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 96.0%
Aerospace - 2.0%
Bombardier, Inc., 7.5%, 2018 (n)		$2,470,000	$2,825,062
Bombardier, Inc., 7.75%, 2020 (n)		865,000	1,010,969
CPI International, Inc., 8%, 2018		1,855,000	1,771,525
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		200,000	218,600
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,163,000	1,296,383
Huntington Ingalls Industries, Inc., 7.125%, 2021		$2,415,000	2,596,125
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,845,000	1,992,600

			$11,711,264
Agricultural Products - 0.1%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$100,000	$108,500
Virgolino de Oliveira Finance Ltd., 10.5%, 2018		346,000	337,350
Virgolino de Oliveira Finance Ltd., 11.75%, 2022		344,000	335,400

			$781,250
Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 8%, 2016		$535,000	$590,512
Hanesbrands, Inc., 6.375%, 2020		855,000	933,019
Jones Group, Inc., 6.875%, 2019		1,555,000	1,609,425
Levi Strauss & Co., 6.875%, 2022		280,000	290,850
Phillips-Van Heusen Corp., 7.375%, 2020		1,755,000	1,965,600

			$5,389,406
Asset-Backed & Securitized - 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.619%, 2038 (z)		$1,136,457	$340,937
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		3,830,049	1,026,568
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2017		2,500,000	516,775
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,181,713	59,086
Falcon Franchise Loan LLC, FRN, 5.905%, 2025 (i)(z)		405,029	63,590
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,020,210	1,026,586
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.043%, 2051		1,390,000	307,203
LB Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)		832,329	12,503
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039 (i)(z)		1,486,867	28,250
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	181

			$3,382,537
Automotive - 3.4%
Accuride Corp., 9.5%, 2018		$2,485,000	$2,450,831
Allison Transmission, Inc., 7.125%, 2019 (n)		2,390,000	2,542,362
Automotores Gildemeister S.A., 8.25%, 2021 (n)		116,000	125,280
Continental Rubber of America Corp., 4.5%, 2019 (n)		445,000	454,566
Ford Motor Co., 7.45%, 2031		500,000	632,500
Ford Motor Credit Co. LLC, 12%, 2015		3,025,000	3,728,312
Ford Motor Credit Co. LLC, 8.125%, 2020		685,000	870,599
General Motors Financial Co., Inc., 4.75%, 2017 (n)		575,000	588,684
General Motors Financial Co., Inc., 6.75%, 2018		1,425,000	1,579,828
Goodyear Tire & Rubber Co., 8.25%, 2020		415,000	450,794
Goodyear Tire & Rubber Co., 7%, 2022		685,000	718,394
Jaguar Land Rover PLC, 7.75%, 2018 (n)		1,275,000	1,357,875
Jaguar Land Rover PLC, 8.125%, 2021 (n)		3,530,000	3,803,575

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Lear Corp., 8.125%, 2020	$882,000	$980,123

		$20,283,723
Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$780,000	$846,300
AMC Networks, Inc., 7.75%, 2021	1,027,000	1,163,077
Clear Channel Communications, Inc., 9%, 2021	2,904,000	2,533,740
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	880,000	838,200
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	90,000	84,825
Hughes Network Systems LLC, 7.625%, 2021	1,045,000	1,162,563
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,395,000	1,503,113
Intelsat Bermuda Ltd., 11.25%, 2017	2,515,000	2,640,750
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	2,325,000	2,447,063
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	1,540,000	1,528,450
LBI Media Holdings, Inc., 11%, 2013	2,110,000	527,500
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	344,350
Liberty Media Corp., 8.5%, 2029	1,440,000	1,548,000
Liberty Media Corp., 8.25%, 2030	780,000	834,600
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,080,072	2,113,873
Newport Television LLC, 13%, 2017 (n)(p)	478,440	514,323
Nexstar Broadcasting Group, Inc., 8.875%, 2017	685,000	746,650
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (z)	245,000	245,613
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	975,000	1,079,813
Sinclair Broadcast Group, Inc., 8.375%, 2018	255,000	284,325
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,566,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,200,000	1,326,000
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	275,000	275,000
Starz LLC/Starz Finance Corp., 5%, 2019 (n)	680,000	695,300
Townsquare Radio LLC, 9%, 2019 (z)	710,000	766,800
Univision Communications, Inc., 6.875%, 2019 (n)	475,000	485,687
Univision Communications, Inc., 7.875%, 2020 (n)	1,030,000	1,091,800
Univision Communications, Inc., 8.5%, 2021 (n)	1,760,000	1,768,800

		$30,962,815
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 7.875%, 2015	$1,165,000	$1,181,019
E*TRADE Financial Corp., 12.5%, 2017	1,135,000	1,285,388

		$2,466,407
Building - 2.5%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (z)	$250,000	$253,750
Building Materials Holding Corp., 6.875%, 2018 (n)	1,020,000	1,093,950
Building Materials Holding Corp., 7%, 2020 (n)	640,000	694,400
Building Materials Holding Corp., 6.75%, 2021 (n)	740,000	806,600
CEMEX Espana S.A., 9.25%, 2020	1,985,000	2,064,399
CEMEX S.A.B. de C.V., 9%, 2018 (n)	609,000	631,838
CEMEX S.A.B. de C.V., FRN, 5.362%, 2015 (n)	236,000	229,510
HD Supply, Inc., 8.125%, 2019 (n)	835,000	918,499
HD Supply, Inc., 11.5%, 2020 (z)	665,000	699,913
Masonite International Corp., 8.25%, 2021 (n)	1,560,000	1,653,600
Nortek, Inc., 8.5%, 2021	2,140,000	2,300,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	925,000	1,017,500
USG Corp., 6.3%, 2016	1,540,000	1,566,950
USG Corp., 7.875%, 2020 (n)	835,000	910,150

		$14,841,559

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 2.1%
Ceridian Corp., 12.25%, 2015 (p)		$980,000	$962,850
Ceridian Corp., 8.875%, 2019 (n)		335,000	355,100
Fidelity National Information Services, Inc., 7.625%, 2017		695,000	758,419
Fidelity National Information Services, Inc., 5%, 2022		1,310,000	1,336,200
iGate Corp., 9%, 2016		2,430,000	2,654,775
Iron Mountain, Inc., 8.375%, 2021		1,830,000	2,022,150
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		1,645,000	1,603,875
Lender Processing Services, Inc., 5.75%, 2023		945,000	999,338
SunGard Data Systems, Inc., 10.25%, 2015		389,000	397,947
SunGard Data Systems, Inc., 7.375%, 2018		1,040,000	1,119,300
Tencent Holdings Ltd., 3.375%, 2018 (n)		288,000	293,777

			$12,503,731
Cable TV - 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$405,000	$435,375
CCH II LLC, 13.5%, 2016		998,255	1,073,124
CCO Holdings LLC, 7.875%, 2018		2,115,000	2,284,200
CCO Holdings LLC, 8.125%, 2020		2,040,000	2,295,000
CCO Holdings LLC, 7.375%, 2020		260,000	291,200
Cequel Communications Holdings, 8.625%, 2017 (n)		1,975,000	2,113,250
DISH DBS Corp., 6.75%, 2021		800,000	891,000
EchoStar Corp., 7.125%, 2016		850,000	949,875
Nara Cable Funding Ltd., 8.875%, 2018 (z)		1,225,000	1,157,625
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	478,500
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,000,000	1,344,756
UPC Holding B.V., 9.875%, 2018 (n)		$2,200,000	2,469,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,937,000	2,072,590
Virgin Media Finance PLC, 4.875%, 2022		210,000	212,100
Virgin Media Finance PLC, 5.25%, 2022		1,675,000	1,750,375
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,885,000	2,681,459

			$22,499,929
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,305,000	$1,422,450
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,325,000	1,338,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		415,000	372,463
Huntsman International LLC, 8.625%, 2021		2,180,000	2,479,750
INEOS Finance PLC, 8.375%, 2019 (n)		1,025,000	1,076,250
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,505,000	2,417,325
LyondellBasell Industries N.V., 5%, 2019		745,000	806,463
LyondellBasell Industries N.V., 6%, 2021		1,800,000	2,081,250
Momentive Performance Materials, Inc., 12.5%, 2014		1,145,000	1,185,075
Momentive Performance Materials, Inc., 11.5%, 2016		814,000	529,100
Polypore International, Inc., 7.5%, 2017		890,000	961,200

			$14,669,576
Computer Software - 1.4%
Infor U.S., Inc., 11.5%, 2018		$1,465,000	$1,695,738
Infor U.S., Inc., 9.375%, 2019		740,000	817,700
Nuance Communications, Inc., 5.375%, 2020 (n)		1,365,000	1,392,300
Seagate HDD Cayman, 6.875%, 2020		1,170,000	1,219,725
Syniverse Holdings, Inc., 9.125%, 2019		1,860,000	1,980,900
TransUnion Holding Co., Inc., 9.625%, 2018		705,000	745,538
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		320,000	371,200

			$8,223,101

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)	$720,000	$772,200
CDW LLC/CDW Finance Corp., 12.535%, 2017	1,320,000	1,414,049
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,495,000	1,595,913
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,130,000	1,243,000

		$5,025,162
Conglomerates - 1.1%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,805,000	$3,015,375
Dynacast International LLC, 9.25%, 2019	1,230,000	1,291,500
Griffon Corp., 7.125%, 2018	2,105,000	2,220,775

		$6,527,650
Construction - 0.0%
Empresas ICA, S.A.B. de C.V., 8.375%, 2017 (n)	$150,000	$160,125

Consumer Products - 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$1,055,000	$1,136,773
Elizabeth Arden, Inc., 7.375%, 2021	1,402,000	1,564,982
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (n)	140,000	151,900
Jarden Corp., 7.5%, 2020	1,330,000	1,456,350
Libbey Glass, Inc., 6.875%, 2020 (n)	555,000	591,075
Prestige Brands, Inc., 8.125%, 2020	160,000	179,800

		$5,080,880
Consumer Services - 0.4%
Service Corp. International, 7%, 2017	$1,620,000	$1,854,900
Service Corp. International, 7%, 2019	750,000	821,250

		$2,676,150
Containers - 1.7%
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	$1,545,000	$1,658,944
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	3,090,000	3,213,600
Greif, Inc., 6.75%, 2017	630,000	694,575
Greif, Inc., 7.75%, 2019	300,000	344,250
Reynolds Group, 7.125%, 2019	1,960,000	2,087,400
Reynolds Group, 9.875%, 2019	560,000	586,600
Reynolds Group, 5.75%, 2020 (n)	945,000	954,450
Reynolds Group, 8.25%, 2021	975,000	957,938

		$10,497,757
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$1,337,000	$1,413,877
MOOG, Inc., 7.25%, 2018	710,000	752,600

		$2,166,477
Electrical Equipment - 0.3%
Avaya, Inc., 9.75%, 2015	$1,595,000	$1,419,550
Avaya, Inc., 7%, 2019 (n)	390,000	355,875

		$1,775,425
Electronics - 1.0%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$2,360,000	$2,525,200
Nokia Corp., 5.375%, 2019	1,235,000	1,021,963
NXP B.V., 9.75%, 2018 (n)	579,000	675,983
Sensata Technologies B.V., 6.5%, 2019 (n)	1,770,000	1,867,350

		$6,090,496

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 3.3%
Banco do Brasil S.A., 3.875%, 2017	$1,362,000	$1,424,652
Banco do Brasil S.A., 5.875%, 2023 (n)	226,000	249,730
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	200,000	227,000
Bank of Ceylon, 6.875%, 2017 (n)	200,000	214,500
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,195,000	1,356,325
Development Bank of Kazakhstan, 5.5%, 2015 (n)	424,000	462,669
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	463,400
Ecopetrol S.A., 7.625%, 2019	547,000	708,365
Gaz Capital S.A., 9.25%, 2019	624,000	814,320
Gaz Capital S.A., 5.999%, 2021 (n)	1,547,000	1,746,563
Gaz Capital S.A., 4.95%, 2022 (n)	247,000	261,972
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	206,500
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	223,840
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	200,000	244,108
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	420,000	547,588
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	860,370
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,451,155
Pertamina PT, 4.875%, 2022 (n)	255,000	277,313
Pertamina PT, 6%, 2042 (n)	297,000	335,610
Petrobras International Finance Co., 5.375%, 2021	521,000	590,843
Petrobras International Finance Co., 6.75%, 2041	245,000	313,261
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,605,419
Petroleos Mexicanos, 4.875%, 2022	733,000	820,960
Petroleos Mexicanos, 6.5%, 2041	133,000	165,086
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	270,000	304,425
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	200,000	253,059
Sberbank of Russia, 6.125%, 2022 (n)	989,000	1,106,721
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	200,000	204,000
Turkiye Vakiflar Bankasi, 6%, 2022 (z)	206,000	206,342
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 2017 (n)	201,000	212,558
Vnesheconombank, 6.025%, 2022 (n)	200,000	223,260
VTB Capital S.A., 6%, 2017 (n)	717,000	748,369

		$19,830,283
Emerging Market Sovereign - 2.2%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$928,250
Government of Ukraine, 6.875%, 2015 (n)	240,000	239,688
Government of Ukraine, 6.25%, 2016	732,000	722,352
Government of Ukraine, 9.25%, 2017 (n)	200,000	218,114
Republic of Argentina, 8.75%, 2017	1,394,000	1,184,900
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,594,000	518,050
Republic of Guatemala, 5.75%, 2022 (n)	201,000	229,140
Republic of Latvia, 5.25%, 2017 (n)	200,000	221,000
Republic of Lithuania, 6.125%, 2021 (n)	181,000	217,653
Republic of Lithuania, 6.625%, 2022 (n)	2,093,000	2,590,088
Republic of Philippines, 5.5%, 2026	343,000	433,895
Republic of Romania, 6.75%, 2022 (n)	1,122,000	1,295,910
Republic of Serbia, 7.25%, 2021 (n)	200,000	213,000
Republic of Venezuela, 7%, 2018	824,000	708,640
Republic of Venezuela, 12.75%, 2022	1,472,000	1,578,720
Republic of Venezuela, 9.25%, 2027	797,000	719,293
Republic of Venezuela, 7%, 2038	2,047,000	1,463,605

		$13,482,298

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 7.6%
BreitBurn Energy Partners LP, 8.625%, 2020	$665,000	$719,862
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	2,095,000	2,168,325
Carrizo Oil & Gas, Inc., 8.625%, 2018	605,000	651,887
Chaparral Energy, Inc., 7.625%, 2022 (n)	970,000	1,025,775
Chesapeake Energy Corp., 6.875%, 2020	1,565,000	1,658,899
Concho Resources, Inc., 8.625%, 2017	925,000	1,012,874
Concho Resources, Inc., 6.5%, 2022	1,045,000	1,146,887
Continental Resources, Inc., 8.25%, 2019	1,455,000	1,640,513
Denbury Resources, Inc., 8.25%, 2020	2,260,000	2,559,450
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,615,000	2,948,413
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	3,255,000	3,596,775
EXCO Resources, Inc., 7.5%, 2018	1,540,000	1,447,600
Harvest Operations Corp., 6.875%, 2017	2,160,000	2,365,200
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	550,000	602,250
Laredo Petroleum, Inc., 9.5%, 2019	1,080,000	1,225,800
LINN Energy LLC, 6.5%, 2019	735,000	740,513
LINN Energy LLC, 8.625%, 2020	690,000	754,688
LINN Energy LLC, 7.75%, 2021	1,493,000	1,593,778
MEG Energy Corp., 6.5%, 2021 (n)	445,000	477,263
Newfield Exploration Co., 6.875%, 2020	2,335,000	2,527,638
OGX Austria GmbH, 8.375%, 2022 (n)	200,000	168,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,930,000	1,683,925
Plains Exploration & Production Co., 8.625%, 2019	1,515,000	1,670,288
Plains Exploration & Production Co., 6.5%, 2020	880,000	880,000
Plains Exploration & Production Co., 6.75%, 2022	540,000	542,700
QEP Resources, Inc., 6.875%, 2021	1,225,000	1,396,500
Range Resources Corp., 8%, 2019	580,000	640,900
Range Resources Corp., 5%, 2022	595,000	621,775
Samson Investment Co., 9.75%, 2020 (n)	1,035,000	1,091,925
SandRidge Energy, Inc., 8%, 2018 (n)	2,825,000	2,966,250
SM Energy Co., 6.5%, 2021	1,720,000	1,810,300
Whiting Petroleum Corp., 6.5%, 2018	1,175,000	1,267,531

		$45,604,484
Energy - Integrated - 0.3%
Listrindo Capital B.V., 6.95%, 2019 (n)	$200,000	$226,484
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,221,000	1,446,885

		$1,673,369
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$1,280,000	$1,280,000

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$1,180,000	$1,303,899
AMC Entertainment, Inc., 9.75%, 2020	1,355,000	1,520,987
Cedar Fair LP, 9.125%, 2018	970,000	1,097,312
Cinemark USA, Inc., 8.625%, 2019	915,000	1,013,363
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	639,000	710,888

		$5,646,449
Financial Institutions - 5.0%
Ally Financial, Inc., 5.5%, 2017	$3,695,000	$3,909,953
CIT Group, Inc., 5.25%, 2018	1,810,000	1,923,125
CIT Group, Inc., 6.625%, 2018 (n)	2,895,000	3,227,925
CIT Group, Inc., 5.5%, 2019 (n)	1,793,000	1,911,786

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Credit Acceptance Corp., 9.125%, 2017		$1,495,000	$1,640,762
GMAC, Inc., 8%, 2031		275,000	327,249
Icahn Enterprises LP, 8%, 2018		1,438,000	1,545,850
Icahn Enterprises LP, 8%, 2018 (n)		270,000	290,250
International Lease Finance Corp., 4.875%, 2015		710,000	734,850
International Lease Finance Corp., 8.625%, 2015		690,000	776,940
International Lease Finance Corp., 7.125%, 2018 (n)		1,465,000	1,721,375
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		2,335,000	2,524,719
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		575,000	635,375
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		200,000	220,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		530,000	545,900
PHH Corp., 9.25%, 2016		2,335,000	2,696,925
PHH Corp., 7.375%, 2019		425,000	454,750
SLM Corp., 8.45%, 2018		1,440,000	1,711,339
SLM Corp., 8%, 2020		2,245,000	2,599,979
SLM Corp., 7.25%, 2022		300,000	330,750

			$29,729,802
Food & Beverages - 1.0%
ARAMARK Corp., 8.5%, 2015		$70,000	$71,138
B&G Foods, Inc., 7.625%, 2018		1,755,000	1,891,012
Constellation Brands, Inc., 7.25%, 2016		675,000	779,625
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		56,000	64,596
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		850,000	877,625
Minerva Luxembourg S.A., 12.25%, 2022		200,000	238,000
Minerva Luxembourg S.A., 12.25%, 2022 (n)		200,000	238,000
Pinnacle Foods Finance LLC, 8.25%, 2017		430,000	462,250
TreeHouse Foods, Inc., 7.75%, 2018		1,410,000	1,543,949

			$6,166,195
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$1,250,000	$1,368,750
Georgia-Pacific Corp., 8%, 2024		111,000	155,840
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,110,525
Millar Western Forest Products Ltd., 8.5%, 2021		310,000	264,275
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		850,000	903,125
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		540,000	540,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,283,188
Tembec Industries, Inc., 11.25%, 2018		$835,000	883,013
Votorantim Participacoes S.A., 6.75%, 2021 (n)		362,000	431,685
Xerium Technologies, Inc., 8.875%, 2018		804,000	679,380

			$7,619,781
Gaming & Lodging - 3.9%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$1,420,000	$1,395,150
Choice Hotels International, Inc., 5.75%, 2022		270,000	295,650
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,510,000	2,194
Great Canadian Gaming Corp., 6.625%, 2022 (z)	CAD	1,375,000	1,421,464
GWR Operating Partnership LLP, 10.875%, 2017		$730,000	832,200
Harrah’s Operating Co., Inc., 11.25%, 2017		2,515,000	2,722,488
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		890,000	983,450
Isle of Capri Casinos, Inc., 8.875%, 2020 (n)		1,550,000	1,631,375
MGM Mirage, 6.625%, 2015		555,000	589,688
MGM Resorts International, 11.375%, 2018		2,010,000	2,361,750
MGM Resorts International, 9%, 2020		1,490,000	1,661,350

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019	$2,120,000	$2,369,100
Pinnacle Entertainment, Inc., 8.75%, 2020	750,000	819,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	275,000	297,000
Seven Seas Cruises S. DE R.L., 9.125%, 2019	2,180,000	2,264,475
Viking Cruises Ltd., 8.5%, 2022 (z)	995,000	1,027,337
Wyndham Worldwide Corp., 7.375%, 2020	830,000	995,376
Wynn Las Vegas LLC, 7.75%, 2020	1,465,000	1,644,462

		$23,313,884
Industrial - 1.5%
Altra Holdings, Inc., 8.125%, 2016	$805,000	$857,325
Dematic S.A., 8.75%, 2016 (z)	1,735,000	1,841,269
Hyva Global B.V., 8.625%, 2016 (n)	2,329,000	2,171,793
Mirror PIK S.A., 9.5%, 2016 (p)(z)	685,000	686,713
Mueller Water Products, Inc., 8.75%, 2020	1,126,000	1,292,085
Rexel S.A., 6.125%, 2019 (n)	1,260,000	1,291,500
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	810,000	860,625

		$9,001,310
Insurance - 1.0%
American International Group, Inc., 8.25%, 2018	$825,000	$1,071,714
American International Group, Inc., 8.175% to 2038, FRN to 2058	4,205,000	5,245,738

		$6,317,452
Insurance - Health - 0.2%
AMERIGROUP Corp., 7.5%, 2019	$880,000	$1,027,400

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)	$1,770,000	$2,637,299
XL Group PLC, 6.5% to 2017, FRN to 2049	2,325,000	2,156,438

		$4,793,737
International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$319,000	$349,304

International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$1,712,000	$1,799,740
Republic of Iceland, 5.875%, 2022 (n)	297,000	323,775

		$2,123,515
Machinery & Tools - 1.7%
Ashtead Capital, Inc., 6.5%, 2022 (n)	$425,000	$448,375
Case Corp., 7.25%, 2016	670,000	750,400
Case New Holland, Inc., 7.875%, 2017	2,760,000	3,243,000
CNH Capital LLC, 3.875%, 2015 (z)	315,000	322,875
CNH Capital LLC, 6.25%, 2016 (n)	440,000	475,200
H&E Equipment Services LLC, 7%, 2022 (n)	715,000	743,600
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	1,210,000	1,276,550
RSC Equipment Rental, Inc., 8.25%, 2021	1,775,000	1,961,375
UR Financing Escrow Corp., 5.75%, 2018 (n)	760,000	817,000
UR Financing Escrow Corp., 7.625%, 2022 (n)	256,000	280,320

		$10,318,695

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018	$930,000	$1,082,750
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	1,375,000	1,155,000
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	825,000	748,688
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	2,620,000	2,580,700

		$5,567,138
Medical & Health Technology & Services - 4.5%
Biomet, Inc., 6.5%, 2020 (n)	$1,490,000	$1,538,425
Davita, Inc., 6.375%, 2018	2,025,000	2,161,687
Davita, Inc., 6.625%, 2020	1,890,000	2,017,575
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,451,587
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	530,000	557,825
HCA, Inc., 8.5%, 2019	1,980,000	2,225,024
HCA, Inc., 7.5%, 2022	2,515,000	2,810,513
HCA, Inc., 5.875%, 2022	1,155,000	1,238,738
HealthSouth Corp., 8.125%, 2020	2,425,000	2,673,563
Hologic, Inc., 6.25%, 2020 (n)	270,000	286,200
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	2,110,000	1,941,200
Physio-Control International, Inc., 9.875%, 2019 (n)	940,000	1,029,300
Select Medical Corp., 7.625%, 2015	234,000	236,340
Teleflex, Inc., 6.875%, 2019	920,000	989,000
Tenet Healthcare Corp., 9.25%, 2015	925,000	1,042,937
Truven Health Analytics, Inc., 10.625%, 2020 (z)	670,000	718,575
Universal Health Services, Inc., 7%, 2018	415,000	446,124
Universal Hospital Services, Inc., 7.625%, 2020 (n)	1,400,000	1,452,500
Universal Hospital Services, Inc., FRN, 4.111%, 2015	590,000	581,888
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,900
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	1,385,000	1,291,513

		$26,695,414
Metals & Mining - 1.8%
Arch Coal, Inc., 7.25%, 2020	$1,280,000	$1,132,800
Bumi Investment Pte Ltd., 10.75%, 2017	119,000	92,820
Cloud Peak Energy, Inc., 8.25%, 2017	2,240,000	2,424,799
Cloud Peak Energy, Inc., 8.5%, 2019	745,000	821,363
Consol Energy, Inc., 8%, 2017	1,295,000	1,369,462
Consol Energy, Inc., 8.25%, 2020	1,030,000	1,091,800
First Quantum Minerals Ltd., 7.25%, 2019 (z)	967,000	986,340
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,275,000	1,275,000
Peabody Energy Corp., 6%, 2018	725,000	752,188
Peabody Energy Corp., 6.25%, 2021	725,000	748,563
Southern Copper Corp., 6.75%, 2040	326,000	386,812

		$11,081,947
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,265,000	$1,359,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	905,000	873,325

		$2,233,200
Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,180,000	$2,332,600
Crosstex Energy, Inc., 8.875%, 2018	2,130,000	2,284,425
El Paso Corp., 7%, 2017	945,000	1,079,696
El Paso Corp., 7.75%, 2032	1,370,000	1,634,951
Energy Transfer Equity LP, 7.5%, 2020	1,825,000	2,075,938

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		$870,000	$991,800
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		544,000	621,520
MarkWest Energy Partners LP, 5.5%, 2023		1,165,000	1,223,250
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		715,000	681,038

			$12,925,218
Network & Telecom - 1.5%
Centurylink, Inc., 7.65%, 2042		$1,250,000	$1,278,860
Cincinnati Bell, Inc., 8.25%, 2017		405,000	433,350
Citizens Communications Co., 9%, 2031		870,000	928,725
Eileme 2 AB, 11.625%, 2020 (n)		1,026,000	1,152,968
Frontier Communications Corp., 8.125%, 2018		1,090,000	1,234,425
Qwest Communications International, Inc., 7.125%, 2018 (n)		1,320,000	1,394,276
TW Telecom Holdings, Inc., 5.375%, 2022 (n)		650,000	667,875
Windstream Corp., 8.125%, 2018		305,000	330,162
Windstream Corp., 7.75%, 2020		1,555,000	1,675,512

			$9,096,153
Oil Services - 1.5%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,140,000
Bristow Group, Inc., 6.25%, 2022		660,000	690,525
Chesapeake Energy Corp., 6.625%, 2019 (n)		575,000	547,688
Dresser-Rand Group, Inc., 6.5%, 2021		620,000	651,000
Edgen Murray Corp., 8.75%, 2020 (z)		1,360,000	1,349,800
Pioneer Energy Services Corp., 9.875%, 2018		1,450,000	1,569,625
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (z)		1,005,000	1,002,488
Unit Corp., 6.625%, 2021		1,025,000	1,045,500
Unit Corp., 6.625%, 2021 (n)		755,000	770,100

			$8,766,726
Other Banks & Diversified Financials - 2.6%
Ajecorp B.V., 6.5%, 2022 (n)		$150,000	$163,875
Akbank T.A.S., 5%, 2022 (z)		150,000	152,543
Alfa Bank, 7.5%, 2019 (n)		200,000	205,552
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		281,000	314,369
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	48,510
Bancolombia S.A., 5.95%, 2021		914,000	1,055,670
Bangkok Bank (Hong Kong), 3.875%, 2022 (n)		217,000	220,368
BBVA Banco Continental S.A., 5%, 2022 (n)		150,000	159,750
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		975,000	1,112,719
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		157,000	177,803
Capital One Financial Corp., 10.25%, 2039		2,060,000	2,121,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,527,000	1,745,636
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	200,000
Industrial Senior Trust, 5.5%, 2022 (z)		101,000	101,481
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		2,780,000	2,856,450
Santander UK PLC, 8.963% to 2030, FRN to 2049		3,169,000	3,493,823
Turkiye Garanti Bankasi A.S., 5.25%, 2022 (n)		200,000	207,000
Turkiye Is Bankasi A.S., 6%, 2022 (z)		200,000	204,109
UBS AG, 7.625%, 2022		850,000	916,646

			$15,458,104
Pharmaceuticals - 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,344,000	$1,972,844
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$1,650,000	1,775,812

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	$1,025,000	$1,109,562

		$4,858,218
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018	$1,330,000	$1,333,325
Rough Rider Escrow, Inc., 9.875%, 2018 (z)	395,000	396,975

		$1,730,300
Precious Metals & Minerals - 0.2%
IAMGOLD Corp., 6.75%, 2020 (n)	$1,355,000	$1,351,613

Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)	$274,005	$250,715
Nielsen Finance LLC, 7.75%, 2018	1,310,000	1,473,750
Nielsen Finance LLC, 4.5%, 2020 (n)	835,000	830,825

		$2,555,290
Railroad & Shipping - 0.2%
Brunswick Rail, 6.5%, 2017 (z)	$200,000	$202,936
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	735,000	821,363

		$1,024,299
Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017	$205,000	$228,062
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	715,000	677,463
Entertainment Properties Trust, REIT, 7.75%, 2020	765,000	888,063
Entertainment Properties Trust, REIT, 5.75%, 2022	805,000	843,690
Kennedy Wilson, Inc., 8.75%, 2019	600,000	639,000
MPT Operating Partnership LP, REIT, 6.875%, 2021	1,025,000	1,107,000
MPT Operating Partnership LP, REIT, 6.375%, 2022	1,570,000	1,636,725

		$6,020,003
Retailers - 2.4%
Academy Ltd., 9.25%, 2019 (n)	$835,000	$914,325
Burlington Coat Factory Warehouse Corp., 10%, 2019	1,520,000	1,677,700
J. Crew Group, Inc., 8.125%, 2019	1,185,000	1,230,919
Limited Brands, Inc., 6.9%, 2017	945,000	1,085,569
Limited Brands, Inc., 7%, 2020	875,000	998,594
Limited Brands, Inc., 6.95%, 2033	510,000	515,738
Pantry, Inc., 8.375%, 2020 (n)	685,000	712,400
QVC, Inc., 7.375%, 2020 (n)	985,000	1,091,612
Rite Aid Corp., 9.25%, 2020	1,215,000	1,242,338
Sally Beauty Holdings, Inc., 6.875%, 2019	710,000	787,213
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,459,000	1,566,601
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,578,625
Yankee Acquisition Corp., 8.5%, 2015	11,000	11,096
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	695,000	718,456

		$14,131,186
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$535,000	$587,163

Specialty Stores - 0.3%
Gymboree Corp., 9.125%, 2018	$685,000	$644,756
Michaels Stores, Inc., 11.375%, 2016	160,000	167,000
Michaels Stores, Inc., 7.75%, 2018	965,000	1,036,169

		$1,847,925

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$317,000	$305,509

Telecommunications - Wireless - 3.8%
Clearwire Corp., 12%, 2015 (n)	$1,130,000	$1,203,450
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,057,500
Cricket Communications, Inc., 7.75%, 2020	1,395,000	1,438,594
Crown Castle International Corp., 9%, 2015	855,000	914,850
Crown Castle International Corp., 7.125%, 2019	590,000	647,525
Crown Castle International Corp., 5.25%, 2023 (z)	985,000	1,019,475
Digicel Group Ltd., 12%, 2014 (n)	362,000	400,010
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,681,300
Digicel Group Ltd., 10.5%, 2018 (n)	1,435,000	1,585,675
Digicel Group Ltd., 8.25%, 2020 (n)	200,000	215,500
MetroPCS Wireless, Inc., 7.875%, 2018	1,280,000	1,401,600
Sprint Capital Corp., 6.875%, 2028	1,715,000	1,753,588
Sprint Nextel Corp., 6%, 2016	2,075,000	2,230,625
Sprint Nextel Corp., 8.375%, 2017	1,279,000	1,483,640
Sprint Nextel Corp., 9%, 2018 (n)	1,075,000	1,327,625
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,275,000	3,193,125
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	990,000	965,250

		$22,519,332
Telephone Services - 0.8%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$715,000	$775,775
Level 3 Financing, Inc., 9.375%, 2019	1,940,000	2,163,100
Level 3 Financing, Inc., 7%, 2020 (n)	440,000	447,700
Level 3 Financing, Inc., 8.625%, 2020	595,000	648,550
Oi S.A., 5.75%, 2022 (n)	304,000	328,320
Sable International Finance Ltd., 8.75%, 2020 (n)	290,000	330,600

		$4,694,045
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$1,521,000	$1,441,148

Transportation - Services - 3.2%
ACL I Corp., 10.625%, 2016 (p)	$2,363,259	$2,312,383
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,410,000	2,548,575
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	675,911	645,495
Avis Budget Car Rental LLC, 8.25%, 2019	1,010,000	1,102,162
Avis Budget Car Rental LLC, 9.75%, 2020	625,000	711,718
CEVA Group PLC, 8.375%, 2017 (n)	2,590,000	2,492,875
Commercial Barge Line Co., 12.5%, 2017	2,510,000	2,786,100
Navios Maritime Acquisition Corp., 8.625%, 2017	2,105,000	1,983,963
Navios Maritime Holdings, Inc., 8.875%, 2017	1,655,000	1,696,375
Swift Services Holdings, Inc., 10%, 2018	2,615,000	2,804,588

		$19,084,234
Utilities - Electric Power - 4.2%
AES Corp., 8%, 2017	$1,995,000	$2,281,781
Atlantic Power Corp., 9%, 2018	925,000	992,062
Calpine Corp., 8%, 2016 (n)	1,260,000	1,345,050
Calpine Corp., 7.875%, 2020 (n)	1,113,000	1,218,735
Covanta Holding Corp., 7.25%, 2020	1,080,000	1,198,895
Covanta Holding Corp., 6.375%, 2022	465,000	506,047

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
DPL, Inc., 7.25%, 2021	$1,050,000	$1,183,875
Edison Mission Energy, 7%, 2017	1,305,000	629,662
EDP Finance B.V., 6%, 2018 (n)	2,620,000	2,676,330
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	226,000
Energy Future Holdings Corp., 10%, 2020	2,035,000	2,162,187
Energy Future Holdings Corp., 10%, 2020	2,360,000	2,578,299
Energy Future Holdings Corp., 11.75%, 2022 (n)	1,275,000	1,246,312
GenOn Energy, Inc., 9.875%, 2020	1,880,000	2,110,300
NRG Energy, Inc., 8.25%, 2020	2,120,000	2,337,300
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,760,000	1,258,400
Viridian Group FundCo II, 11.125%, 2017 (z)	1,110,000	1,121,100

		$25,072,335
Total Bonds		$575,039,878

Floating Rate Loans (g)(r) - 0.1%
Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$287,800	$299,761
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2016	191,867	198,582
Total Floating Rate Loans		$498,343

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	34,663	$92,550

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	106	$349,800

Containers - 0.0%
Owens-Illinois, Inc. (a)	12,400	$241,676

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$3,048

Natural Gas - Distribution - 0.0%
Dynegy, Inc. (a)	12,819	$239,715

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	70,215	$371,437
Total Common Stocks		$1,298,226

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	24,710	$1,003,720

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	809	$779,573
GMAC Capital Trust I, 8.25%	49,825	1,302,426
Total Preferred Stocks		$2,081,999

13

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	188	$620,400

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$480,000	$480,000

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)			10,948,967	$10,948,967
Total Investments				$591,971,533

Other Assets, Less Liabilities - 1.2%				7,206,132
Net Assets - 100.0%				$599,177,665

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,096,508, representing 31.7% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Akbank T.A.S., 5%, 2022	10/15/12	$148,504	$152,543
Ally Financial, Inc., 7% (Preferred Stock)	4/13/2011-4/14/2011	758,438	779,573
American Media, Inc., 13.5%, 2018	12/28/10	277,658	250,715
Arbor Realty Mortgage Securities, CDO, FRN, 2.619%, 2038	12/20/05	1,136,457	340,937
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	2,863,364	1,026,568
Boise Cascade LLC/Finance Corp., 6.375%, 2020	10/17/12	250,000	253,750
Brunswick Rail, 6.5%, 2017	10/25/12	200,000	202,936
CNH Capital LLC, 3.875%, 2015	10/16/12	315,000	322,875
Crown Castle International Corp., 5.25%, 2023	10/03/12	985,000	1,019,475
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,751,772	1,841,269
Edgen Murray Corp., 8.75%, 2020	10/05/12	1,350,312	1,349,800
Falcon Franchise Loan LLC, FRN, 5.905%, 2025	1/29/03	28,372	63,590
First Quantum Minerals Ltd., 7.25%, 2019	10/04/12	969,152	986,340
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	991,043	1,026,586
Great Canadian Gaming Corp., 6.625%, 2022	7/18/12	1,360,376	1,421,464
HD Supply, Inc., 11.5%, 2020	10/09/12-10/11/12	675,044	699,913
Heckler & Koch GmbH, 9.5%, 2018	05/06/11-05/10/11	1,651,347	1,296,383
Industrial Senior Trust, 5.5%, 2022	10/25/12	101,000	101,481
LBI Media, Inc., 8.5%, 2017	7/18/07	1,406,410	344,350

14

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	$2,059,091	$2,113,873
Mirror PIK S.A., 9.5%, 2016	10/16/12	685,000	686,713
Morgan Stanley Capital I, Inc., FRN, 1.381%, 2039	7/20/04	47,089	28,250
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,190,485	1,157,625
Nexstar Broadcasting Group, Inc., 6.875%, 2020	10/24/12	245,000	245,613
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Rough Rider Escrow, Inc., 9.875%, 2018	10/26/12	395,988	396,975
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019	10/26/12	998,488	1,002,488
Townsquare Radio LLC, 9%, 2019	3/30/12	703,332	766,800
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	680,221	718,575
Turkiye Is Bankasi A.S., 6%, 2022	10/18/12	200,000	204,109
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/12	206,000	206,342
Viking Cruises Ltd., 8.5%, 2022	10/12/12-10/25/12	1,008,707	1,027,337
Viridian Group FundCo II, 11.125%, 2017	3/1/12	1,077,213	1,121,100
Total Restricted Securities			$23,157,387
% of Net assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro

Derivative Contracts at 10/31/12

Forward Foreign Currency Exchange Contracts at 10/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	1/11/13	$1,401,788	$1,374,608	$27,180
BUY	EUR	Barclays PLC	565,292	1/11/13	728,514	733,245	4,731

							$31,911

Liability Derivatives
SELL	EUR	Deutsche Bank AG	3,660,199	1/11/13	$4,716,284	$4,747,675	$(31,391)
SELL	EUR	UBS AG	3,660,199	1/11/13	4,717,411	4,747,675	(30,264)

							$(61,655)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

15

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,883,135	$1,749,773	$371,437	$5,004,345
Non-U.S. Sovereign Debt	—	35,785,400	—	35,785,400
Corporate Bonds	—	419,143,299	—	419,143,299
Commercial Mortgage-Backed Securities	—	1,954,889	—	1,954,889
Asset-Backed Securities (including CDOs)	—	1,427,648	—	1,427,648
Foreign Bonds	—	117,208,642	—	117,208,642
Floating Rate Loans	—	498,343	—	498,343
Mutual Funds	10,948,967	—	—	10,948,967
Total Investments	$13,832,102	$577,767,994	$371,437	$591,971,533

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(29,744)	$—	$(29,744)

For further information regarding security characteristics, see the Portfolio of Investments.

16

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/12	$834,856
Change in unrealized appreciation (depreciation)	(463,419)
Balance as of 10/31/12	$371,437

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2012 is $(463,419).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$581,464,220
Gross unrealized appreciation	33,898,987
Gross unrealized depreciation	(23,391,674)
Net unrealized appreciation (depreciation)	$10,507,313

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,895,480	182,157,839	(196,104,352)	10,948,967

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,024	$10,948,967

17

QUARTERLY REPORT

October 31, 2012

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.9%
Airport Revenue - 1.7%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$6,696,230
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,360,000	1,516,305
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	905,000	1,009,012
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	10,065,000	11,017,451
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	1,845,000	2,127,949
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,795,000	2,053,695
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	3,595,000	4,173,076
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,554,861
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,410,000	2,712,335
Massachusetts Port Authority Rev., “A”, 5%, 2037	430,000	485,449
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,854,185
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	3,258,577
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	7,320,321

		$46,779,446
General Obligations - General Purpose - 4.0%
Allegheny County, PA, “C-70”, 5%, 2037	$2,950,000	$3,280,430
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	6,960,000	8,265,000
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.5%, 2039	20,000,000	20,648,800
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,568,614
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,345,756
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,445,806
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “F”, 5.25%, 2024	10,090,000	10,527,704
State of California, 5.25%, 2028	3,545,000	4,225,286
State of California, 5.25%, 2030	2,000,000	2,332,960
State of California, 5.125%, 2033	7,845,000	8,741,370
State of California, 5.25%, 2035	7,715,000	8,915,994
State of California, 5%, 2041	2,580,000	2,846,824
State of California (Veterans), 5.05%, 2036	2,000,000	2,051,280
State of Hawaii, “DZ”, 5%, 2031	1,800,000	2,156,742
State of Illinois, 5%, 2025	940,000	1,051,352
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,616,192

		$112,020,110
General Obligations - Improvement - 0.2%
Guam Government, “A”, 7%, 2039	$1,115,000	$1,265,536
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,500,000	1,504,050
New Orleans, LA, 5%, 2030	575,000	647,145
New Orleans, LA, 5%, 2031	990,000	1,108,869

		$4,525,600
General Obligations - Schools - 1.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$973,556
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	940,299
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,778,165
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	2,176,697
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,842,069
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,224,227
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	1,135,951
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,827,347
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,675,097
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	596,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	$645,000	$271,403
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,234,647
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,878,751
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	1,055,866
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,834,394
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,917,254
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,520,315
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,377,730
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,632,538
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	623,387

		$28,516,072
Healthcare Revenue - Hospitals - 19.6%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,958,881
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	750,000	533,400
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2025	1,145,000	1,260,805
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2028	1,325,000	1,435,373
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2037	1,750,000	1,835,155
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,833,220
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,529,300
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	2,000,000	2,016,440
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 2042	9,910,000	10,035,064
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,534,734
Burleigh County, ND, Health Care Rev. (St. Alexius Medical Center), “A”, 5%, 2038	2,120,000	2,309,592
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,929,531
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,448,349
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2029	3,500,000	3,813,915
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	3,161,363
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2042	7,095,000	7,875,379
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,242,862
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,827,372
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,360,000	3,377,069
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,400,000	1,529,486
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	4,790,000	5,199,353
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,093,080
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5%, 2042	4,330,000	4,682,159
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	8,437,011
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligation Group), 5.75%, 2027	2,325,000	2,462,105
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligation Group), 5.75%, 2032	5,025,000	5,262,632
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligation Group), 6%, 2039	5,780,000	6,121,425
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,469,375
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	975,000	1,095,500
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,953,264
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	16,000,000	17,906,400
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,292,213
Grand Forks, ND, Health Care System Rev. (Altru Health System), 5%, 2035	3,500,000	3,819,655
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,809,023
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “A”, 5%, 2037	6,075,000	6,845,492
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	5,065,005
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,991,000
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,968,765
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,885,000	1,891,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	$3,770,000	$4,272,616
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,614,663
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	3,079,720
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,622,440
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	5,002,392
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	3,044,754
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,801,005
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	3,057,741
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,351,680
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	1,415,000	1,588,762
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	2,135,500
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,510,000	2,689,842
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,321,393
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,657,470
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,740,064
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,346,100
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	4,162,340
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,990,632
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 5%, 2042	1,250,000	1,346,063
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	939,817
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	828,698
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,977,149
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,333,508
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	520,000	569,374
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,030,000	1,125,244
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	1,286,050
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	3,124,713
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	370,000	410,456
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,225,000	1,340,101
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	1,845,000	2,004,353
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,907,369
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,541,745
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	8,619,380
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,787,136
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	1,000,000	1,040,810
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	6,400,000	6,605,824
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,340,000	4,746,050
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,594,316
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	3,046,874
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,821,479
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,120,060
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,220,000	2,561,658
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,330,000	1,502,182
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,185,000	4,189,101
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,715,000	5,722,315
Mecosta County, MI, General Hospital Rev., 6%, 2018	870,000	871,122
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	382,014
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,235,000	1,366,898
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 2029	1,750,000	1,926,803
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,363,057
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	8,431,968
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,825,000	4,299,224

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$765,000	$874,196
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	5,050,200
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,418,592
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,539,365
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	581,029
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	385,000	406,991
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,829,052
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	960,000	1,060,512
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	1,800,000	1,956,438
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,778,243
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	845,000	934,435
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	590,850
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,123,296
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	9,272,240
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	400,644
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,440,770
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,895,178
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,139,843
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,389,501
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	818,564
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	6,361,306
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,783,256
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,147,670
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	5,390,000	6,131,880
Ohio Hospital Rev. (University Hospitals Health System), “A”, 5%, 2041	6,000,000	6,467,040
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,166,863
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,545,000	4,898,192
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,591,428
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	4,700,000	5,015,229
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,525,598
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,921,894
Salida, CO, Hospital District Rev., 5.25%, 2036	6,014,000	6,134,821
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	7,439,700
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,502,191
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,491,140
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,030,000	2,224,230
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	819,621
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,858,378
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,343,055
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	1,062,322
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	2,285,000	2,489,051
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	1,000,000	1,095,480
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	3,280,000	3,610,329
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,329,370
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,971,804
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	3,725,000	3,946,824
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	3,830,000	4,076,997
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,361,732
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,301,859
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,209,004
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	6,621,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	$685,000	$8,563
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	92,688
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,729,872
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	3,018,951
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	720,018
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,912,293
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,833,557
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	4,248,285
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,657,431
Washington Health Care Facilities Authority Rev. (Kadlec Regional Medical Center), 5%, 2042	2,175,000	2,245,383
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,613,255
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,086,680
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	720,699
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,590,036
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,296,103
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	1,830,000	2,060,452
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	550,000	607,882
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2027	5,215,000	5,580,989
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2030	2,375,000	2,504,485
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), “B”, 5%, 2040	5,000,000	5,352,050
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,885,000	4,162,583
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	2,083,406
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,621,974
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,904,282
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,363,415
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	900,000	900,081
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	249,993

		$551,628,901
Healthcare Revenue - Long Term Care - 10.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,550,560
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	880,000	575,661
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	3,365,339
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2032	1,250,000	1,504,688
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2042	2,000,000	2,385,340
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2046	1,000,000	1,182,550
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,443,568
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,650,000	4,236,662
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,335,325
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,615,848
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	635,574
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	806,976
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,258,665
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	2,850,000	3,037,530
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,652,266
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	651,896
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 2032	1,000,000	1,030,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	$1,000,000	$1,049,420
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2042	3,000,000	3,100,770
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2047	3,000,000	3,085,320
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	516,055
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	875,000	882,534
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,753,232
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,741,611
Colorado Health Facilities Authority Rev. (Christian Living Communities), 5.125%, 2030	550,000	564,311
Colorado Health Facilities Authority Rev. (Christian Living Communities), 5.25%, 2037	785,000	798,070
Colorado Health Facilities Authority Rev. (Christian Living Communities), 6.375%, 2041	1,620,000	1,766,983
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	4,345,000	4,576,849
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,521,390
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	6,620,000	7,087,571
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), ”A”, 6%, 2030	700,000	784,595
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), ”A”, 6.25%, 2040	1,150,000	1,282,687
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,005,970
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	775,846
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	1,131,659
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,712,090
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	965,000	981,772
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,893,554
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	1,015,772
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	447,097
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,880,796
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	333,284
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	1,042,246
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	4,448,303
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	494,867
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,424,668
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	1,600,000	1,757,696
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.125%, 2032	1,215,000	1,303,100
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (Kahala Nui), 5.25%, 2037	1,085,000	1,156,393
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,540,000	1,559,820
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,489,301
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	3,534,060
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,593,262
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,980,052
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,641,152
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,890,000	3,950,567
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,673,522
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	3,110,000	3,143,059
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,741,193
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	1,057,000	21,140
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	9,060
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	4,790,000	4,854,569
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	1,215,000	1,242,180
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,653,716
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,684,221
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,635,000	1,638,695
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,923,392
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	2,243,717
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	729,728
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,436,678
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	2,335,000	2,357,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	$1,325,000	$1,336,157
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,441,480
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,208,802
Kentwood, MI, Economic Development Corp. Rev. (Holland Home Obligated Group), 5.625%, 2041	3,250,000	3,337,945
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,764,848
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,228,016
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,769,528
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,363,084
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,735,000	1,736,336
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,703,286
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,894,086
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	713,368
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	169,263
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	39,156
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	4,026
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	370,219
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	549,581
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,514,308
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,640,727
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,700,000	3,869,830
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,885,557
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,516,224
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	1,535,881
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,967,169
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	483,811
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,849,923
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,786,555
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	790,840
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,530,000	3,554,463
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,782,859
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	1,909,347
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	304,920
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,515,534
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	1,250,000	1,260,625
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	1,024,879
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	1,204,885	879,879
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	21,060
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	19,344
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,426,675
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,324,084
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	8,650,907
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2032	1,120,000	1,201,704
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2042	2,000,000	2,096,380
Sterling, IL (Hoosier Care), 7.125%, 2034	1,210,000	1,210,932
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,458,060
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	553,140
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	520,000	579,363
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	835,000	842,532
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,515,000	3,857,256
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	7,573,365
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,814,695
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,379,410
Terre Haute, IN, Rev. (Westminster Village), 6%, 2039	3,600,000	3,594,852
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,644,078

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	$3,560,000	$4,170,860
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,493,510
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,661,060
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,928,820
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,903,087
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,166,411
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,349,950
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,555,000	3,825,678
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	565,437
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,277,775

		$290,979,426
Healthcare Revenue - Other - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,702,225

Human Services - 0.5%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)(d)	$3,790,000	$1,250,700
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)(d)	1,175,000	387,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,563,628
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,289,063
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,516,323
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,852,109
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,785,000	1,793,211
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,945,000	1,949,221
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,065

		$14,801,070
Industrial Revenue - Airlines - 4.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$5,039,474
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,465,471
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	13,778,380
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,609,645
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2021	2,500,000	2,511,000
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7.375%, 2022	1,100,000	1,105,335
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	16,365,000	16,425,387
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	1,830,000	1,838,601
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	6,323,053
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines), “C”, 7.5%, 2024 (a)(d)	9,515,000	9,405,197
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	13,725,000	13,992,775
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	5,870,000	6,009,647
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	5,770,000	5,907,211
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 6.1%, 2025 (d)(q)	13,310,000	14,095,423
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport), 6.2%, 2031 (d)(q)	8,045,000	8,519,735
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 2030	4,000,000	4,025,640

		$114,051,974
Industrial Revenue - Chemicals - 1.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$9,383,693
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,759,908
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,970
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,063,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,800,000	$5,396,256
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,502,606
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,675,080
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,502,500
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	434,812
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,439,664
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	127,677

		$37,286,563
Industrial Revenue - Environmental Services - 0.4%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,677,927
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	650,489
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,486,048
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,060,077

		$9,874,541
Industrial Revenue - Other - 1.7%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,507,525
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Project), 4.875%, 2025	4,640,000	4,677,909
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	746,831	7,468
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	300,000	289,686
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,916,731
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	11,000,000	13,049,520
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,587,254
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	1,835,000	1,855,185
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	4,990,434
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,295,660
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,889,886
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	538,554
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,004,680
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	5,655,000	6,191,377

		$47,802,879
Industrial Revenue - Paper - 1.2%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,225,440
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	4,010,000	4,172,044
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,831,525
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,665,230
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,941,125
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	4,007,040
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	5,047,498
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,270,520
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,672,388
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	1,635,000	1,791,551
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	800,000	80
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,830,000	683

		$33,625,124
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,759,433
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,666,381
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	4,166,511
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	3,003,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	$4,580,000	$1,371,756
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	31,895,000	7,465,344
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,780,949
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,587,078
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,958,312
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,757,001
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	309,063
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,724,076

		$41,549,370
Miscellaneous Revenue - Other - 3.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$929,137
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	904,451
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,912,600
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	2,015,000	2,062,655
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,538,987
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	660,000	766,359
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,940,000	3,417,721
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,297,542
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,035,000	1,037,060
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	450,000	455,864
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	587,385
District of Columbia Rev. (American Society Hematology), 5%, 2042	860,000	931,862
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	1,930,000	2,168,799
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,425,000	3,436,234
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	372,949
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	6,310,000	6,979,428
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	2,255,000	2,510,041
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 2021	200,000	218,628
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,815,735
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,250,000	6,289,238
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,820,000	3,150,814
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,324,434
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	5,000,000	5,603,250
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,528,169
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,680,000	5,165,971
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	4,053,467
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	490,059
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	490,000	490,833
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	335,000	336,896
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,485,704
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	481,500
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	2,175,000	2,320,790
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	14,755,000	14,911,698

		$89,976,260
Multi-Family Housing Revenue - 0.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$642,169
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	579,090
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,214,903
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,365,188
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 2032	1,000,000	1,003,570
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,760,000	2,438,172
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,390,420
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,180,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - continued
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	$4,673,038	$4,673,412
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,409,187

		$15,896,831
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,624,774

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$1,003,333
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,955,308
Port of Seattle, WA, Rev., “A”, 5%, 2033	1,500,000	1,747,530

		$4,706,171
Sales & Excise Tax Revenue - 4.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,435,000	$1,686,010
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	2,875,000	3,362,974
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	540,000	629,797
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	5,585,000	6,376,283
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,941,620
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	10,090,000	13,028,511
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2025	20,000,000	25,925,000
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	12,280,000	14,596,745
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,531,400
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	2,985,000	3,377,796
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,265,616
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,860,000	1,980,733
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,740,131
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	4,104,443
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	689,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	3,000,000	3,157,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,390,000	4,453,699
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	2,264,237
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	2,051,051
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	95,000,000	7,958,150
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	3,429,767
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	4,028,884

		$137,580,067
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$275,000	$202,862
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	30,000	29,123
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	385,000	409,016
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	155,000	164,143
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	96,015
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	344,367
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	420,050
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	375,000	396,330
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	490,000	506,297
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	205,000	214,768

		$2,782,971
Single Family Housing - State - 1.2%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	$12,730,000	$13,054,997
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	2,022,380
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	125,000	127,666

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	$190,000	$196,580
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	255,000	268,023
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	220,000	230,375
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	535,000	567,496
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	920,000	950,875
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	785,000	826,307
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,205,000	1,304,569
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	360,000	362,394
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	12,430,000	12,750,570
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	1,995,000	2,088,426

		$34,750,658
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$744,101

State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$3,727,728

State & Local Agencies - 1.2%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$2,067,417
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	1,600,000	1,805,056
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,919,211
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,606,417
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.651%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.04%, 2018 (p)	150,000	199,221
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,445
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	2,086,089
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	6,195,276
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,285,405
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,352,801
Harris County, TX, 5.8%, 2014	301,777	309,551
Harris County, TX, 5.625%, 2020	1,472,846	1,473,538
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,350,000	1,588,356
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,227,851
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	1,960,000	2,215,682
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 5.5%, 2031	2,855,000	2,965,060

		$32,597,376
Student Loan Revenue - 0.7%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,700,891
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	1,785,000	1,985,973
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,785,000	1,992,203
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	215,000	240,564
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,615,000	4,036,871
Massachusetts Educational Financing Authority, “J”, 4.7%, 2026	2,400,000	2,494,872
Massachusetts Educational Financing Authority, “J”, 4.9%, 2028	2,495,000	2,607,425
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,050,000	3,376,259
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	288,403

		$19,723,461
Tax - Other - 1.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$1,110,000	$1,179,797
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	4,605,000	4,839,302
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	3,340,000	3,545,443

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax - Other - continued
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,230,000	$3,814,339
New Jersey Economic Development Authority Rev., 5%, 2025	1,770,000	2,017,605
New Jersey Economic Development Authority Rev., 5%, 2026	885,000	1,003,342
New Jersey Economic Development Authority Rev., 5%, 2028	355,000	394,455
New Jersey Economic Development Authority Rev., 5%, 2029	355,000	397,824
New York Dormitory Authority, State Personal Income Tax Rev., ”C”, 5%, 2034	9,000,000	10,394,010
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,765,300

		$32,351,417
Tax Assessment - 2.6%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,211,860
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,433,111
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,986,700
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	139,700
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	320,000	322,880
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,710,000	1,337,990
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	575,000	495,754
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	2,000,000	2,003,380
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,634,706
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,585,311
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,811,926
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,605,000	2,452,008
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	808,942
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	345,000	343,637
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,570,000	1,266,856
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	945,340
Fishhawk Community Development District, FL, 7.04%, 2014	45,000	45,489
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,895,000	1,842,717
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,144,800
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,540,000	1,537,844
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,470,000	1,300,068
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	1,022,530
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,217,000	3,264,579
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,755,000	1,703,192
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	635,000	510,756
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 2022	1,000,000	992,130
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,196,000
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	1,360,000	533,800
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	907,281
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	605,000	599,246
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,385,000	1,313,077
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,291,725
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,695,000	3,705,198
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	666,000	654,805
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,420,141
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	789,186
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	430,000	397,750
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,075,000	1,926,409
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	3,205,000	1,147,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	$255,000	$273,467
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	773,837
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038 (a)(d)	5,000,000	1,325,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	381,565
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,421,000	633,939
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,710,000	1,665,130
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,525,000	2,371,000
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,000,000	1,352,560
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,803,789
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	595,000	610,178
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,470,000	853,556
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	1,010,000	979,387

		$73,475,689
Tobacco - 6.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$25,260,000	$21,833,481
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,310,000	2,864,573
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,803,818
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	4,790,000	4,102,156
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	25,000,000	23,439,500
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	10,132,805
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,480,000	3,481,253
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,340,000	2,393,492
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	905,169
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	4,029,150
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	23,705,000	21,179,232
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,130,320
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	6,085,000	5,198,294
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,463,296
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	17,157,281
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	4,153,952
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	2,855,000	2,924,919
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	7,119,885
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	4,388,150
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	46,755
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	30,199,944
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	997,193
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5.25%, 2031	7,715,000	8,682,615
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	860,000	896,946
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	5,132,203

		$191,656,382
Toll Roads - 2.3%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$1,205,000	$1,299,978
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2032	1,610,000	989,104
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2040	1,605,000	974,155
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	755,000	836,389
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	5,706,813
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,877,905
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2034	300,000	380,424
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	10,571,101
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,501,299
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	5,980,000	6,920,833
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	3,185,000	3,882,419

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	$2,165,000	$2,285,287
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	3,460,000	3,614,870
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,967,782
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	6,065,000	6,939,391
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	10,640,853

		$65,388,603
Transportation - Special Tax - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,512,980

Universities - Colleges - 9.6%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$1,001,120
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,446,632
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,214,925
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	5,290,742
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,513,813
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,393,599
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	3,590,000	3,589,713
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,296,111
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,121,188
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	1,040,679
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,476,438
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	4,580,000	4,754,681
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,595,200
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	567,977
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	250,000	275,890
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	340,000	370,318
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	2,920,000	3,208,467
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,574,750
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,845,457
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,140,556
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	554,123
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	3,036,969
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,909,430
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,858,355
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	1,525,000	1,697,447
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	960,000	1,059,907
Indiana University Rev., “A”, 5%, 2029	775,000	950,119
Indiana University Rev., “A”, 5%, 2030	345,000	418,344
Indiana University Rev., “A”, 5%, 2031	430,000	518,971
Indiana University Rev., “A”, 5%, 2032	430,000	516,946
Indiana University Rev., “A”, 5%, 2037	1,290,000	1,511,454
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	935,000	1,008,706
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	1,365,000	1,457,738
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	740,000	787,205
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	2,330,000	2,486,180
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,672,792
Maryland Health & Higher Educational Faciltiies Authority Rev. (Maryland Institute College of Art), 5%, 2047	1,000,000	1,080,500
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	817,616
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,159,993
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5%, 2032	1,450,000	1,566,334
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	900,000	974,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	$430,000	$505,646
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	30,325,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,522,589
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	7,162,415
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,904,820
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2028	1,000,000	1,102,660
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	11,332,100
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	11,332,100
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	23,287,600
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,828,526
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,415,142
Northeastern Pennsylvania Hospital & Education Authority Rev. (Wilkes University), “A”, 5.25%, 2042	2,400,000	2,575,344
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,685,000	6,098,072
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	1,300,000	1,405,378
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	3,076,821
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,547,679
Oregon Health & Science University Rev., “A”, 5%, 2026	470,000	559,126
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5.5%, 2034	2,580,000	2,645,996
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5%, 2037	2,500,000	2,719,225
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,330,000	1,437,584
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,756,541
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 5.25%, 2030	1,000,000	1,099,650
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	6,182,480
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	1,057,089
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	425,000	428,608
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	1,040,000	1,045,668
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2021	600,000	629,328
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2025	890,000	979,765
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2026	800,000	875,840
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2029	845,000	895,675
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2032	1,000,000	1,047,460
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	2,217,618
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,096,071
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	1,755,000	2,067,004
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	770,000	900,338
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	735,000	856,929
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,350,000	1,552,446
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,630,529
University of California Rev., “G”, 4%, 2029	14,995,000	16,333,304
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,793,910
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	4,060,000	4,641,351
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5%, 2032	750,000	819,968
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,729,854
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2037	1,100,000	1,196,965
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2046	1,000,000	1,084,090
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	3,084,240
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	806,219
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,624,463

		$268,978,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - 1.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,650,158
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,435,447
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,808,368
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,328,363
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,275,160
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,214,956
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,927,480
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	695,000	746,291
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	835,000	914,609
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,525,000	2,639,130
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	840,100
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,186,511
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	5,500,000	6,165,280
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	1,115,000	1,176,080
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	2,390,000	2,448,722

		$41,756,655
Universities - Secondary Schools - 3.9%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$6,000,000	$6,334,500
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	7,655,000	7,978,271
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6%, 2030	2,000,000	2,090,700
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	870,000	957,626
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	775,516
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	2,385,000	2,518,918
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,577,952
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,891,275
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	370,000	370,870
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	490,000	505,935
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	1,170,000	1,224,955
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,920,568
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2030	2,575,000	2,813,934
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2040	5,490,000	5,894,503
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 7.625%, 2041	10,125,000	11,750,063
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	2,000,000	2,253,300
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,924,191
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	5,185,043
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	2,111,441
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	3,187,497
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	471,663
Newark, TX, Cultural Education Facilities, Finance Corp. Lease Rev. (A.W. Brown Fellowship Academy), “A”, 6%, 2032	620,000	653,207
Newark, TX, Cultural Education Facilities, Finance Corp. Lease Rev. (A.W. Brown Fellowship Academy), “A”, 6%, 2042	2,000,000	2,101,320
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	741,604
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,494,675
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,174,791
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,950,000	2,143,304
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	534,446
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	513,358
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	2,205,000	2,233,863
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,455,577
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), ”A”, 7.375%, 2041	2,500,000	2,776,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	$630,000	$679,940
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,358,910
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	4,333,738
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,444,685
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,829,339
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	2,368,492
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	6,226,363

		$110,381,233
Utilities - Cogeneration - 0.2%
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5%, 2037	$870,000	$884,564
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5.125%, 2043	865,000	884,393
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,550,000	1,591,773
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 2028	250,000	255,858
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 2036	1,250,000	1,278,950

		$4,895,538
Utilities - Investor Owned - 3.1%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 4.5%, 2030	$5,170,000	$5,422,606
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	279,913
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,648,085
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,940,000	2,286,872
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “F”, 4%, 2039	2,405,000	2,423,927
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,915,000	13,298,570
Fort Bend County TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	3,700,000	3,744,030
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	12,312,898
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), ”A”, FGIC, 4.8%, 2025	1,000,000	1,026,090
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	2,160,000	2,214,713
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,130,261
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), ”A”, 5%, 2035	4,700,000	5,175,123
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	841,995
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,513,721
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,300,404
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	5,134,461
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,824,709
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,982,055
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,852,924
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,782,624
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	5,177,815

		$87,373,796
Utilities - Municipal Owned - 2.0%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$1,060,000	$1,211,177
Guam Power Authority Rev., “A”, AGM, 5%, 2026	885,000	1,003,218
Guam Power Authority Rev., “A”, AGM, 5%, 2027	355,000	400,507
Guam Power Authority Rev., “A”, 5%, 2034	1,060,000	1,145,955
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	4,605,000	5,309,335
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	3,261,000
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,144,964
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	5,240,000	5,467,678
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,308,938
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,615,000	2,992,188
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	32,796,000

		$57,040,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,653,457
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	7,164,271
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,669,732
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	7,340,000	8,043,392
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,865,000	6,204,480
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,060,000	9,587,904
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,726,880
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	7,715,056
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	11,070,053
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,748,486
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,405,089
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	4,200,396

		$79,189,196
Water & Sewer Utility Revenue - 4.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,661,886
Clairton, PA, Municipal Authority, “B”, 5%, 2037	1,735,000	1,801,728
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,090,000	5,339,410
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,633,455
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,271,072
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,505,000	6,648,223
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,010,000	1,214,404
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,680,000	5,602,568
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	208,128
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	4,655,000	5,315,638
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, 5%, 2032	6,265,000	6,767,641
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	5,000,000	6,029,600
El Paso, TX, Water & Sewer Rev., 5%, 2028	545,000	653,144
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,653,004
Iowa Finance Authority Rev., 5%, 2031	11,825,000	14,101,667
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,685,385
Massachusetts Water Resources Authority, “B”, 5%, 2041	2,875,000	3,304,468
Metropolitan Water District of Salt Lake & Sandy (Water Rev. Project), “A”, 5%, 2037	1,260,000	1,471,000
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	1,685,000	2,090,546
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,210,000	2,479,510
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033 (u)	20,000,000	21,839,000
Tarrant, TX, Regional Water District Rev., 5%, 2037	5,000,000	5,798,950

		$111,570,427
Total Municipal Bonds		$2,808,825,508

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, due 11/01/12	$6,100,000	$6,100,000

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	72,114,064	$72,114,064
Total Investments		$2,887,039,572

Other Assets, Less Liabilities - (2.6)%		(74,403,254)
Net Assets - 100.0%		$2,812,636,318

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,233,311 representing 0.9% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,390,420
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,180,720
Total Restricted Securities			$2,571,140
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,808,825,508	$—	$2,808,825,508
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	72,114,064	—	—	72,114,064
Total Investments	$72,114,064	$2,814,925,508	$—	$2,887,039,572

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the instruments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,575,468,729
Gross unrealized appreciation	267,041,287
Gross unrealized depreciation	(45,536,743)
Net unrealized appreciation (depreciation)	$221,504,544

The aggregate cost above includes prior year end tax adjustments, if applicable

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,128,137	429,306,951	(478,321,024)	72,114,064

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$110,700	$72,114,064

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2012

*	Print name and title of each signing officer under his or her signature.